INVESTMENTS (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cost Method Investments [Abstract]
Cost method investments, carrying value	$ 145	$ 155
Cost method investments, other-than-temporary decline in fair value	$ 16	$ 0